		T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND
			March 31, 2019	(Unaudited)

Portfolio of Investments‡		Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

ARGENTINA 6.0%
				AZERBAIJAN 0.2%
Corporate Bonds 1.1%
Adecoagro,				Government Bonds 0.2%
6.00%, 9/21/27 (USD)(1)		985,000	931	Southern Gas Corridor,
Adecoagro,				6.875%, 3/24/26 (USD)	900,000	1,011
6.00%, 9/21/27 (USD)		700,000	661
Banco de Galicia y Buenos Aires,				Total Azerbaijan
VR,				(Cost $1,003)		1,011
8.25%, 7/19/26 (USD)(1)(2)		900,000	875
Banco Macro,				BAHAMAS 2.1%
17.50%, 5/8/22 (1)		1,955,000	30
Banco Macro, VR,				Government Bonds 2.1%
6.75%, 11/4/26 (USD)(1)(2)		1,200,000	1,021	Commonwealth of Bahamas,
IRSA Propiedades Comerciales,				6.00%, 11/21/28 (USD)(1)	8,745,000	9,217
8.75%, 3/23/23 (USD)(1)		1,180,000	1,148	Commonwealth of Bahamas,
Tarjeta Naranja, FRN,				6.00%, 11/21/28 (USD)	600,000	630
BDLRPP + 3.50%, 20.328%,
4/11/22 (USD)	(1)	1,278,000	421	Total Bahamas
YPF Sociedad Anonima, FRN,				(Cost $9,503)		9,847
BDLRPP + 4.00%, 19.826%,
7/7/20 (USD)	(1)	260,000	94	BENIN 0.5%
			5,181
				Government Bonds 0.5%
Government Bonds 4.9%				Government of Benin,
Province of Buenos Aires,				5.75%, 3/26/26 (1)	2,060,000	2,300
9.125%, 3/16/24 (USD)		800,000	666
Province of Buenos Aires,				Total Benin
9.125%, 3/16/24 (USD)(1)		525,000	437	(Cost $2,312)		2,300
Province of Buenos Aires, FRN,
BDLRPP + 3.83%, 50.198%,				BERMUDA 0.4%
5/31/22		9,679,000	203
Republic of Argentina,				Government Bonds 0.4%
5.875%, 1/11/28 (USD)		3,660,000	2,819	Government of Bermuda,
Republic of Argentina,				4.75%, 2/15/29 (USD)(1)	1,630,000	1,726
6.875%, 1/26/27 (USD)		500,000	406
Republic of Argentina,				Total Bermuda
7.50%, 4/22/26 (USD)		12,400,000	10,554	(Cost $1,630)		1,726
Republic of Argentina,
8.28%, 12/31/33 (USD)		7,879,454	6,559	BRAZIL 9.2%
Republic of Argentina, FRN,
ABPP + 0.00%, 54.47%, 6/21/20		35,000,000	901	Corporate Bonds 7.2%
Republic of Argentina, STEP,
2.50%, 12/31/38 (USD)		600,000	349	Azul Investments,
Republic of Argentina, VR,				5.875%, 10/26/24 (USD)(1)	1,405,000	1,331
0.00%, 12/15/35 (USD)		3,870,000	156	Azul Investments,
				5.875%, 10/26/24 (USD)	200,000	190
			23,050	Banco BTG Pactual, VR,
Total Argentina				7.75%, 2/15/29 (USD)(1)(2)	1,340,000	1,333
(Cost $34,106)			28,231	Banco do Brasil, VR,
				9.00% (USD)(2)(3)	1,700,000	1,802

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Cosan Overseas,
8.25% (USD)(3)	300,000	307	CHILE 0.6%
CSN Resources,
7.625%, 2/13/23 (USD)	650,000	653
Globo Comunicacao e			Corporate Bonds 0.6%
Participacoes,			Empresa Nacional Del Petroleo,
5.125%, 3/31/27 (USD)	500,000	486	4.50%, 9/14/47 (USD)	2,300,000	2,191
Itau Unibanco Holding, VR,			Empresa Nacional Del Petroleo,
6.125% (USD)(1)(2)(3)	490,000	482	5.25%, 11/6/29 (USD)(1)	790,000	851
Itau Unibanco Holding, VR,			Total Chile
6.50% (USD)(1)(2)(3)	550,000	545	(Cost $3,016)		3,042
Klabin Austria Gmbh,
5.75%, 4/3/29 (USD)(1)	920,000	916
MARB BondCo,			CHINA 3.0%
7.00%, 3/15/24 (USD)	200,000	199
Marfrig Holding Europe, Series B,			Convertible Bonds 0.1%
8.00%, 6/8/23 (USD)	1,500,000	1,553	Ctrip.com International,
Petrobras Global Finance,			1.25%, 9/15/22 (USD)	431,000	437
6.85%, 6/5/2115 (USD)	800,000	777
Petrobras Global Finance,					437
7.375%, 1/17/27 (USD)	5,060,000	5,595	Corporate Bonds 2.9%
Petrobras Global Finance,			CAR,
8.75%, 5/23/26 (USD)	13,045,000	15,458	6.125%, 2/4/20 (USD)	675,000	671
Rede D'or Finance Sarl,			China Evergrande Group,
4.95%, 1/17/28 (USD)(1)	255,000	241	6.25%, 6/28/21 (USD)	700,000	669
Rumo,			CIFI Holdings Group,
5.875%, 1/18/25 (USD)(1)	500,000	504	6.55%, 3/28/24 (USD)	555,000	554
Rumo,			CIFI Holdings Group,
7.375%, 2/9/24 (USD)(1)	400,000	426	7.625%, 3/2/21 (USD)	450,000	466
Suzano Austria Gmbh,			CNAC HK Finbridge,
6.00%, 1/15/29 (USD)(1)	1,100,000	1,174	4.625%, 3/14/23 (USD)	3,600,000	3,740
		33,972	CNOOC Curtis Funding No 1,
			4.50%, 10/3/23 (USD)	1,400,000	1,472
Government Bonds 2.0%			CNRC Capitale, VR,
Brazil Notas do Tesouro Nacional,			3.90%, 12/2/67 (USD)(2)(3)	400,000	397
Series F,			Country Garden Holdings,
10.00%, 1/1/23	1,500,000	404	4.75%, 1/17/23 (USD)	750,000	724
Republic of Brazil,			Country Garden Holdings,
2.625%, 1/5/23 (USD)	1,200,000	1,168	8.00%, 1/27/24 (USD)	400,000	425
Republic of Brazil,			Easy Tactic,
4.625%, 1/13/28 (USD)	4,000,000	4,039	9.125%, 7/28/22 (USD)	650,000	690
Republic of Brazil,			Golden Eagle Retail Group,
5.00%, 1/27/45 (USD)	3,008,000	2,780	4.625%, 5/21/23 (USD)	1,000,000	935
Republic of Brazil,			State Grid Overseas Investment,
5.625%, 1/7/41 (USD)	600,000	604	4.00%, 5/4/47 (USD)	800,000	805
Republic of Brazil,			State Grid Overseas Investment,
8.25%, 1/20/34 (USD)	380,000	486	4.375%, 5/22/43 (USD)	485,000	519
			State Grid Overseas Investment,
		9,481	4.85%, 5/7/44 (USD)	200,000	229
Total Brazil			Yanlord Land,
(Cost $41,586)		43,453	6.75%, 4/23/23 (USD)	730,000	745

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Yuzhou Properties,			Republic of Costa Rica,
7.90%, 5/11/21 (USD)	800,000	828	4.25%, 1/26/23 (USD)	200,000	190
			Republic of Costa Rica,
		13,869	7.00%, 4/4/44 (USD)	1,235,000	1,181

Total China			Total Costa Rica
(Cost $13,943)		14,306	(Cost $7,825)		8,063

COLOMBIA 2.6%			DOMINICAN REPUBLIC 2.6%

Common Stocks 0.0%			Government Bonds 2.6%
Frontera Energy (CAD)	11,597	98	Dominican Republic,
		98	5.50%, 1/27/25 (USD)	5,500,000	5,672
			Dominican Republic,
Government Bonds 2.6%			6.85%, 1/27/45 (USD)	3,625,000	3,892
Republic of Colombia,			Dominican Republic,
2.625%, 3/15/23 (USD)	2,000,000	1,958	6.875%, 1/29/26 (USD)(1)	1,400,000	1,542
Republic of Colombia,			Dominican Republic,
4.00%, 2/26/24 (USD)	2,600,000	2,684	7.45%, 4/30/44 (USD)	850,000	962

Republic of Colombia,			Total Dominican Republic
4.50%, 3/15/29 (USD)	285,000	301	(Cost $11,542)		12,068
Republic of Colombia,
5.625%, 2/26/44 (USD)	1,800,000	2,033
Republic of Colombia,			ECUADOR 2.5%
6.125%, 1/18/41 (USD)	4,250,000	5,032
			Government Bonds 2.5%
		12,008	Republic of Ecuador,
Total Colombia			9.625%, 6/2/27 (USD)	1,000,000	1,044
(Cost $12,454)		12,106	Republic of Ecuador,
			10.75%, 3/28/22 (USD)(1)	2,000,000	2,242
CONGO 0.1%			Republic of Ecuador,
			7.95%, 6/20/24 (USD)	8,700,000	8,689

Corporate Bonds 0.1%			Total Ecuador
HTA Group,			(Cost $11,398)		11,975
9.125%, 3/8/22 (USD)	500,000	523

Total Congo			EGYPT 1.9%
(Cost $527)		523
			Government Bonds 1.9%

COSTA RICA 1.7%			Egypt Treasury Bills,
			18.844%, 5/21/19	8,000,000	453

Government Bonds 1.7%			Government of Egypt,
			7.50%, 1/31/27 (USD)	4,500,000	4,723
Instituto Costarricense De			Government of Egypt,
Electricidad,			7.903%, 2/21/48 (USD)(1)	300,000	292
6.95%, 11/10/21 (USD)	4,100,000	4,085	Government of Egypt,
Republic of Costa Rica,			8.50%, 1/31/47 (USD)(1)	3,450,000	3,530
7.158%, 3/12/45 (USD)	1,165,000	1,129
Republic of Costa Rica,			Total Egypt
4.375%, 4/30/25 (USD)	1,600,000	1,478	(Cost $9,157)		8,998

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

EL SALVADOR 1.9%			HONG KONG 0.3%

Government Bonds 1.9%			Corporate Bonds 0.3%
Republic of El Salvador,			SmarTone Finance,
5.875%, 1/30/25 (USD)	965,000	941	3.875%, 4/8/23 (USD)	600,000	605
Republic of El Salvador,			WTT Investment,
6.375%, 1/18/27 (USD)(1)	1,930,000	1,899	5.50%, 11/21/22 (USD)(1)	400,000	400
Republic of El Salvador,			WTT Investment,
7.65%, 6/15/35 (USD)	350,000	365	5.50%, 11/21/22 (USD)	400,000	400
Republic of El Salvador,			Total Hong Kong
7.75%, 1/24/23 (USD)	235,000	248	(Cost $1,376)		1,405
Republic of El Salvador,
8.25%, 4/10/32 (USD)	400,000	432
Republic of El Salvador,			INDIA 0.2%
8.625%, 2/28/29 (USD)(1)	2,535,000	2,811
Republic of El Salvador,			Corporate Bonds 0.2%
8.625%, 2/28/29 (USD)	2,090,000	2,328	Bharti Airtel International
Total El Salvador			Netherlands,
(Cost $8,935)		9,024	5.35%, 5/20/24 (USD)	650,000	675
			HPCL-Mittal Energy,
			5.25%, 4/28/27 (USD)	310,000	301
GHANA 2.3%
			Total India
Corporate Bonds 0.3%			(Cost $962)		976
Tullow Oil,
6.25%, 4/15/22 (USD)	1,000,000	1,007	INDONESIA 3.8%
Tullow Oil,
7.00%, 3/1/25 (USD)(1)	440,000	444	Corporate Bonds 2.0%
			Indonesia Asahan Aluminium
		1,451	Persero,
Government Bonds 2.0%			5.71%, 11/15/23 (USD)(1)	1,050,000	1,134
Republic of Ghana,			Indonesia Asahan Aluminium
8.125%, 1/18/26 (USD)	8,310,000	8,549	Persero,
			6.53%, 11/15/28 (USD)(1)	1,050,000	1,201
Republic of Ghana,			Pertamina Persero,
10.75%, 10/14/30 (USD)	700,000	854	5.625%, 5/20/43 (USD)	5,500,000	5,728
		9,403	Perusahaan Listrik Negara,
			4.125%, 5/15/27 (USD)	1,000,000	988
Total Ghana			Perusahaan Listrik Negara,
(Cost $11,033)		10,854	6.25%, 1/25/49 (USD)(1)	500,000	561

GRENADA 0.0%					9,612
			Government Bonds 1.8%
Government Bonds 0.0%			Perusahaan Penerbit,
Government of Grenada,			4.35%, 9/10/24 (USD)	900,000	932
7.00%, 5/12/30 (USD)	219,902	203	Perusahaan Penerbit,
Total Grenada			4.55%, 3/29/26 (USD)	5,400,000	5,623
(Cost $198)		203	Republic of Indonesia,
			4.75%, 2/11/29 (USD)	615,000	659

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Republic of Indonesia,			KAZAKHSTAN 1.1%
9.00%, 3/15/29	15,000,000,000	1,149

		8,363	Corporate Bonds 1.1%
			KazMunayGas National,
Total Indonesia			4.75%, 4/19/27 (USD)	800,000	822
(Cost $17,299)		17,975	KazMunayGas National,
			5.75%, 4/19/47 (USD)	250,000	261
ISRAEL 1.4%			KazMunayGas National,
			6.375%, 10/24/48 (USD)(1)	3,850,000	4,220

Corporate Bonds 1.4%			Total Kazakhstan
Israel Chemicals,			(Cost $4,854)		5,303
6.375%, 5/31/38 (USD)(1)	1,000,000	1,079

Israel Electric,			KENYA 0.4%
4.25%, 8/14/28 (USD)(1)	4,620,000	4,649
Israel Electric,
7.75%, 12/15/27 (USD)	600,000	739	Government Bonds 0.4%
			Republic of Kenya,
Total Israel			7.25%, 2/28/28 (USD)	1,800,000	1,823
(Cost $6,115)		6,467
			Total Kenya

IVORY COAST 1.6%			(Cost $1,742)		1,823

Government Bonds 1.6%			LEBANON 0.6%
Republic of Ivory Coast,
6.375%, 3/3/28 (USD)	2,100,000	2,052	Government Bonds 0.6%
Republic of Ivory Coast,			Lebanese Republic,
6.625%, 3/22/48 (EUR)(1)	400,000	429	6.85%, 3/23/27 (USD)	3,550,000	2,870
Republic of Ivory Coast,			Total Lebanon
6.625%, 3/22/48 (EUR)	500,000	536	(Cost $3,591)		2,870
Republic of Ivory Coast, STEP,
5.75%, 12/31/32 (USD)	4,887,000	4,644
			MALAYSIA 0.2%
Total Ivory Coast
(Cost $7,790)		7,661	Corporate Bonds 0.2%
			Press Metal Labuan,
JAMAICA 1.5%			4.80%, 10/30/22 (USD)	850,000	838

			Total Malaysia
Government Bonds 1.5%			(Cost $855)		838
Government of Jamaica,
7.625%, 7/9/25 (USD)	1,800,000	2,060
Government of Jamaica,			MEXICO 6.8%
7.875%, 7/28/45 (USD)	2,430,000	2,916
Government of Jamaica,			Corporate Bonds 3.4%
8.00%, 3/15/39 (USD)	1,665,000	2,000	Axtel,

Total Jamaica			6.375%, 11/14/24 (USD)(1)	1,400,000	1,405
(Cost $6,806)		6,976	Banco Santander Mexico, VR,
			8.50% (USD)(2)(3)	800,000	840
			BBVA Bancomer, VR,
			5.125%, 1/18/33 (USD)(2)	600,000	554

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

BBVA Bancomer, VR,
5.35%, 11/12/29 (USD)(2)	300,000	289	Government Bonds 1.3%
Cemex,			Government of Mongolia,
7.75%, 4/16/26 (USD)	1,800,000	1,962	5.125%, 12/5/22 (USD)	3,260,000	3,267
Cometa Energia,			Government of Mongolia,
6.375%, 4/24/35 (USD)(1)	1,480,500	1,458	5.625%, 5/1/23 (USD)	900,000	911
Controladora Mabe,			Government of Mongolia,
5.60%, 10/23/28 (USD)(1)	480,000	488	10.875%, 4/6/21 (USD)	1,840,000	2,058

Mexico City Airport Trust,					6,236
4.25%, 10/31/26 (USD)	1,130,000	1,092
Mexico City Airport Trust,			Total Mongolia
5.50%, 7/31/47 (USD)(1)	1,200,000	1,110	(Cost $7,124)		7,311
Mexico City Airport Trust,
5.50%, 7/31/47 (USD)	5,900,000	5,458	NIGERIA 2.0%
Poinsettia Finance,
6.625%, 6/17/31 (USD)(1)	200,000	210	Government Bonds 2.0%
Sixsigma Networks Mexico,
7.50%, 5/2/25 (USD)(1)	1,200,000	1,175	Republic of Nigeria,
			6.50%, 11/28/27 (USD)(1)	1,080,000	1,070
		16,041	Republic of Nigeria,
			6.50%, 11/28/27 (USD)	3,300,000	3,270
Government Bonds 3.4%			Republic of Nigeria,
Petroleos Mexicanos,			7.143%, 2/23/30 (USD)	4,900,000	4,911
4.75%, 2/26/29 (EUR)	800,000	900
Petroleos Mexicanos,			Total Nigeria
5.50%, 6/27/44 (USD)	2,360,000	1,935	(Cost $9,072)		9,251
Petroleos Mexicanos,
5.625%, 1/23/46 (USD)	2,290,000	1,900	OMAN 2.4%
Petroleos Mexicanos,
6.50%, 3/13/27 (USD)	915,000	921	Corporate Bonds 0.7%
Petroleos Mexicanos,			Oztel Holdings,
6.50%, 6/2/41 (USD)	5,880,000	5,337	6.625%, 4/24/28 (USD)(1)	1,180,000	1,154
Petroleos Mexicanos,			Oztel Holdings,
7.19%, 9/12/24	2,700,000	117	6.625%, 4/24/28 (USD)	2,100,000	2,054
United Mexican States,
6.75%, 9/21/47 (USD)	5,200,000	4,797			3,208

		15,907	Government Bonds 1.7%
Total Mexico			Sultanate of Oman,
(Cost $32,330)		31,948	4.75%, 6/15/26 (USD)(1)	2,635,000	2,414
			Sultanate of Oman,
			4.75%, 6/15/26 (USD)	1,495,000	1,370
MONGOLIA 1.5%			Sultanate of Oman,
			5.375%, 3/8/27 (USD)	1,505,000	1,403
Corporate Bonds 0.2%			Sultanate of Oman,
Development Bank of Mongolia,			6.75%, 1/17/48 (USD)(1)	3,100,000	2,762
7.25%, 10/23/23 (USD)(1)	1,035,000	1,075
					7,949
		1,075	Total Oman
			(Cost $12,037)		11,157

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

PAKISTAN 0.5%
			SAUDI ARABIA 0.4%
Government Bonds 0.5%
Islamic Republic of Pakistan,			Government Bonds 0.4%
6.875%, 12/5/27 (USD)	1,700,000	1,683	Saudi International Bond,
Islamic Republic of Pakistan,			3.25%, 10/26/26 (USD)	1,900,000	1,853
8.25%, 4/15/24 (USD)	700,000	749
			Total Saudi Arabia
Total Pakistan			(Cost $1,847)		1,853
(Cost $2,324)		2,432

PANAMA 0.9%			SENEGAL 1.1%

			Government Bonds 1.1%
Corporate Bonds 0.3%			Republic of Senegal,
Aeropuerto Internacional de			4.75%, 3/13/28 (EUR)	1,500,000	1,667
Tocumen,			Republic of Senegal,
5.625%, 5/18/36 (USD)	300,000	318	6.25%, 5/23/33 (USD)(1)	900,000	867
C&W Senior Financing,			Republic of Senegal,
6.875%, 9/15/27 (USD)(1)	310,000	313	6.25%, 5/23/33 (USD)	2,700,000	2,599
C&W Senior Financing,
7.50%, 10/15/26 (USD)(1)	650,000	671	Total Senegal
			(Cost $5,189)		5,133
		1,302

Government Bonds 0.6%			SERBIA 2.9%
Republic of Panama,
7.125%, 1/29/26 (USD)	1,200,000	1,469	Government Bonds 2.9%
Republic of Panama,			Republic of Serbia,
4.50%, 4/16/50 (USD)	1,125,000	1,177	4.875%, 2/25/20 (USD)	2,325,000	2,353
			Republic of Serbia,
		2,646	7.25%, 9/28/21 (USD)	9,600,000	10,438
Total Panama			Serbia Treasury Bonds,
(Cost $3,673)		3,948	4.50%, 1/11/26	110,000,000	1,046

			Total Serbia
PARAGUAY 0.1%			(Cost $13,758)		13,837

Corporate Bonds 0.1%			SOUTH AFRICA 6.9%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD)(1)	600,000	611	Corporate Bonds 4.6%
Total Paraguay			Eskom Holdings,
(Cost $600)		611	5.75%, 1/26/21 (USD)	1,050,000	1,037
			Eskom Holdings,
PERU 0.3%			6.35%, 8/10/28 (USD)(1)	2,200,000	2,268
			Eskom Holdings,
Corporate Bonds 0.3%			7.125%, 2/11/25 (USD)	11,275,000	11,177
			Eskom Holdings,
Peru LNG,			8.45%, 8/10/28 (USD)(1)	4,400,000	4,633
5.375%, 3/22/30 (USD)(1)	1,260,000	1,317	FirstRand Bank, VR,
Total Peru			6.25%, 4/23/28 (USD)(2)	700,000	715
(Cost $1,262)		1,317

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

MTN Mauritius Investments,			THAILAND 0.1%
6.50%, 10/13/26 (USD)	800,000	816
SASOL Financing USA,			Government Bonds 0.1%
6.50%, 9/27/28 (USD)	829,000	906	Export Import Bank of Thailand,
		21,552	FRN,
			3M USD LIBOR + 0.90%, 3.544%,
Government Bonds 2.3%			11/20/23 (USD)	428,000	429

Republic of South Africa,			Total Thailand
4.665%, 1/17/24 (USD)	2,347,000	2,372	(Cost $428)		429
Republic of South Africa,
4.85%, 9/27/27 (USD)	1,200,000	1,171
Republic of South Africa,			TRINIDAD AND TOBAGO 0.2%
5.65%, 9/27/47 (USD)	3,400,000	3,248
Republic of South Africa,			Corporate Bonds 0.2%
5.875%, 9/16/25 (USD)	2,390,000	2,527	Petroleum Company of Trinidad &
Republic of South Africa,			Tobago,
6.25%, 3/8/41 (USD)	450,000	467	9.75%, 8/14/19 (USD)(1)	700,000	699
Republic of South Africa,			Total Trinidad and Tobago
10.50%, 12/21/26	14,400,000	1,102	(Cost $701)		699
		10,887
Total South Africa			TURKEY 7.0%
(Cost $32,423)		32,439
			Corporate Bonds 1.9%

SRI LANKA 3.6%			Akbank,
			5.125%, 3/31/25 (USD)	1,000,000	848

Government Bonds 3.6%			Akbank, VR,
			7.20%, 3/16/27 (USD)(2)	1,900,000	1,639
Republic of Sri Lanka,			TC Ziraat Bankasi,
5.75%, 1/18/22 (USD)	2,000,000	2,000	5.125%, 5/3/22 (USD)	1,155,000	1,051
Republic of Sri Lanka,			TC Ziraat Bankasi,
5.875%, 7/25/22 (USD)	2,750,000	2,763	5.125%, 9/29/23 (USD)	600,000	523
Republic of Sri Lanka,			Turk Telekomunikasyon,
6.125%, 6/3/25 (USD)	4,700,000	4,588	4.875%, 6/19/24 (USD)	1,000,000	893
Republic of Sri Lanka,			Turk Telekomunikasyon,
6.20%, 5/11/27 (USD)	2,805,000	2,699	6.875%, 2/28/25 (USD)(1)	870,000	836
Republic of Sri Lanka,			Turkiye Garanti Bankasi, VR,
6.25%, 7/27/21 (USD)	2,650,000	2,690	6.125%, 5/24/27 (USD)(2)	2,300,000	1,948
Republic of Sri Lanka,			Turkiye Sise ve Cam Fabrikalari,
6.825%, 7/18/26 (USD)	900,000	905	6.95%, 3/14/26 (USD)(1)	1,180,000	1,143
Republic of Sri Lanka,
6.85%, 3/14/24 (USD)(1)	1,175,000	1,201			8,881

Total Sri Lanka			Government Bonds 5.1%
(Cost $16,862)		16,846	Export Credit Bank of Turkey,
			4.25%, 9/18/22 (USD)	900,000	794
			Export Credit Bank of Turkey,
			5.375%, 2/8/21 (USD)	2,050,000	1,962
			Export Credit Bank of Turkey,
			5.375%, 10/24/23 (USD)	400,000	355

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Hazine Mustesarligi Varlik Kiralama,			UNITED ARAB EMIRATES 0.3%
4.489%, 11/25/24 (USD)	350,000	313
Republic of Turkey,			Corporate Bonds 0.1%
4.25%, 4/14/26 (USD)	2,900,000	2,443
Republic of Turkey,			Ruwais Power,
4.875%, 10/9/26 (USD)	2,875,000	2,488	6.00%, 8/31/36 (USD)	370,000	435
Republic of Turkey,					435
4.875%, 4/16/43 (USD)	1,500,000	1,115
Republic of Turkey,			Government Bonds 0.2%
5.125%, 3/25/22 (USD)	2,990,000	2,890	Emirates NBD Tier 1, VR,
Republic of Turkey,			5.75% (USD)(2)(3)	700,000	700
6.00%, 3/25/27 (USD)	2,325,000	2,131
Republic of Turkey,					700
6.25%, 9/26/22 (USD)	1,800,000	1,780	Total United Arab Emirates
Republic of Turkey,			(Cost $1,128)		1,135
6.875%, 3/17/36 (USD)	2,400,000	2,192
Republic of Turkey,			UNITED KINGDOM 0.0%
7.25%, 12/23/23 (USD)	1,440,000	1,453
Republic of Turkey,			Common Stocks 0.0%
7.375%, 2/5/25 (USD)	3,300,000	3,321
Republic of Turkey,			Mriya Farming (6)	5,890	—
11.875%, 1/15/30 (USD)	750,000	969	Mriya Farming, Recovery
			Certificates, (EUR)(6)	488,383	6
		24,206
					6
Total Turkey
(Cost $33,387)		33,087	Corporate Bonds 0.0%
			Mriya Farming, EC,
UKRAINE 4.0%			0.00%, 12/31/25 (USD)(1)(6)	1,239,500	72
					72
Government Bonds 4.0%			Total United Kingdom
Government of Ukraine,			(Cost $—)		78
7.75%, 9/1/21 (USD)(1)	2,000,000	1,990
Government of Ukraine,
7.75%, 9/1/21 (USD)	3,300,000	3,284	UNITED STATES 0.2%
Government of Ukraine,
7.75%, 9/1/22 (USD)	6,200,000	6,151	Corporate Bonds 0.1%
Government of Ukraine,			Kosmos Energy,
7.75%, 9/1/23 (USD)(1)	1,471,000	1,435	7.125%, 4/4/26 (1)	530,000	525
Government of Ukraine,
7.75%, 9/1/25 (USD)	2,400,000	2,293			525
Government of Ukraine,			Municipal Securities 0.1%
9.75%, 11/1/28 (USD)	2,650,000	2,738	Commonwealth of Puerto Rico,
Government of Ukraine,			Series A, GO,
9.75%, 11/1/28 (USD)(1)	800,000	827	8.00%, 7/1/35 (5)(7)	1,000,000	519
Government of Ukraine, VR,
0.00%, 5/31/40 (USD)(1)(4)(5)	560,000	359			519

Total Ukraine			Total United States
(Cost $19,101)		19,077	(Cost $1,438)		1,044

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

	Par/Shares	$ Value		Par/Shares	$
(Cost and value in $000s)			(Cost and value in $000s)

UZBEKISTAN 0.6%			VIETNAM 1.2%

Government Bonds 0.6%			Government Bonds 1.2%
Republic of Uzbekistan Bond,			Socialist Republic of Vietnam,
5.375%, 2/20/29 (1)	485,000	482	4.80%, 11/19/24 (USD)(1)	600,000
Republic of Uzbekistan Bond,			Socialist Republic of Vietnam,
4.75%, 2/20/24 (1)	2,145,000	2,139	4.80%, 11/19/24 (USD)	4,700,000
Total Uzbekistan			Total Vietnam
(Cost $2,626)		2,621	(Cost $5,422)

VENEZUELA 3.7%			SHORT-TERM INVESTMENTS 3.7%

Corporate Bonds 0.0%			MONEY MARKET FUNDS 3.5%
Electricidad de Caracas,			T. Rowe Price Government Reserve
8.50%, 4/10/18 (USD)(5)(7)	800,000	128	Fund,
			2.49% (8)(9)	16,686,818	16,687
		128
			Total Money Market Funds
Government Bonds 3.7%			(Cost $16,687)		16,687
Petroleos de Venezuela,
5.375%, 4/12/27 (USD)(5)(7)	3,600,000	851	U.S. GOVERNMENT OBLIGATIONS 0.2%
Petroleos de Venezuela,
6.00%, 5/16/24 (USD)(5)(7)	10,960,000	2,559	U.S. Treasury Notes,
Petroleos de Venezuela,			1.625%, 7/31/19 (10)	955,000
6.00%, 11/15/26 (USD)(5)(7)	2,950,000	686
Petroleos de Venezuela,			Total U.S. Government Obligations
8.50%, 10/27/20 (USD)(5)(7)	2,355,500	2,108	(Cost $952)
Petroleos de Venezuela,
9.00%, 11/17/21 (USD)(5)(7)	24,590,000	6,757	Total Short-Term Investments
Petroleos de Venezuela,			(Cost $17,639)		17,639
9.75%, 5/17/35 (USD)(5)(7)	985,000	283
Petroleos de Venezuela,
12.75%, 2/17/22 (USD)(5)(7)	3,430,000	964
Republic of Venezuela,
6.00%, 12/9/20 (USD)(5)(7)	3,350,000	993
Republic of Venezuela,
7.75%, 10/13/19 (USD)(5)(7)	3,600,000	1,049
Republic of Venezuela,
9.25%, 9/15/27 (USD)(5)(7)	1,000,000	320
Republic of Venezuela,
11.75%, 10/21/26 (USD)(5)(7)	1,500,000	476
Republic of Venezuela,
11.95%, 8/5/31 (USD)(5)(7)	800,000	248
Republic of Venezuela,
12.75%, 8/23/22 (USD)(5)(7)	550,000	166

		17,460
Total Venezuela
(Cost $25,116)		17,588

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%

OTC Options Purchased 0.0%
Counterparty	Description	Contracts Notional Amount		Value
Bank of America	USD Call/CNH Put, 11/15/19 @ 6.975 (CNH) (5)	1	4,200	$26
Barclays Bank	EUR Call/USD Put, 6/19/19 @ 1.15 (USD) (5)	1	9,100	37
Barclays Bank	USD Call/CNH Put, 11/27/19 @ 6.966 (CNH) (5)	1	4,200	28
Morgan Stanley	USD Call/MXN Put, 4/11/19 @ 19.43 (MXN) (5)	1	4,200	38
Morgan Stanley	USD Call/MXN Put, 6/10/19 @ 20.053 (MXN) (5)	1	4,500	50
Total OTC Options Purchased (Cost $476)				179
Total Options Purchased (Cost $476)				179
Total Investments in Securities 99.1%
(Cost $477,521)				$467,242
Other Assets Less Liabilities 0.9%				4,215
Net Assets 100.0%				$471,457

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $89,774 and represents 19.0% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) GDP-linked note provides for contingent payments linked to the gross domestic product of Ukraine; par reflects notional and will not be paid over the life or at maturity.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) In default with respect to payment of interest.
(8) Seven-day yield
(9) Affiliated Companies
(10) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ABPP Argentina Blended Policy Rate
ARS Argentine Peso
BDLRPP Argentina deposit rates (Badlar) at private banks
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Offshore China Renminbi
EC Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GO General Obligation
IDR Indonesian Rupiah
INR Indian Rupee

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

MXN Mexican Peso
OTC Over-the-counter
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

	T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%
Counterparty	Description	Contracts Notional Amount		Value
Barclays Bank	USD Call/MXN Put, 4/11/19 @ 19.43 (MXN)	1	4,200	$(37)
Total OTC Options Written (Premiums $(77))				(37)
Total Options Written (Premiums $(77))				$(37)

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts in 000s, except market price)
SWAPS 0.0%
				Upfront
	Notional			Payments/	Unrealized
Description	Amount	Value		(Receipts)**	Gain/(Loss)
BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Bought 0.0%

South Korea 0.0%
Citibank, Protection Bought (Relevant Credit: Republic of Korea, 2.75%
1/19/27), Pay 1.00% Quarterly, Receive upon credit default, 6/20/24
(USD)	1,700	$(56	) $	(57)	$1
Total South Korea				(57)	1

United States 0.0%
Deutsche Bank, Protection Bought (Relevant Credit: Assured Guaranty
U.S. Holdings, 7.00% 6/1/34), Pay 5.00% Quarterly, Receive upon credit
default, 9/20/19	500	(12)		(3)	(9)
Total United States				(3)	(9)

Total Bilateral Credit Default Swaps, Protection Bought				(60)	(8)
Credit Default Swaps, Protection Sold 0.0%

Argentina 0.0%
Barclays Bank, Protection Sold (Relevant Credit: Republic of Argentina,
7.50% 4/22/26, $85.11*), Receive 5.00% Quarterly, Pay upon credit
default, 6/20/24(USD)	1,150	(122)		(94)	(28)
Citibank, Protection Sold (Relevant Credit: Republic of Argentina, 7.50%
4/22/26, $85.11*), Receive 5.00% Quarterly, Pay upon credit default,
6/20/24(USD)	5,350	(574)		(466)	(108)
Total Argentina				(560)	(136)

Brazil 0.0%
Citibank, Protection Sold (Relevant Credit: Republic of Brazil, 4.25%
1/7/25, $101.93*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/24(USD)	1,700	(61)		(52)	(9)

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts in 000s, except market price)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	Value	(Receipts)**	Gain/(Loss)
Goldman Sachs, Protection Sold (Relevant Credit: Republic of Brazil,
4.25% 1/7/25, $101.93*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24(USD)	1,785	$(64)	$(54) $	(10)
Total Brazil			(106)	(19)

Total Bilateral Credit Default Swaps, Protection Sold			(666)	(155)
Total Bilateral Swaps			$(726) $	(163)

* Market price at March 31, 2019
** Includes interest purchased or sold but not yet collected of $--.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

(Amounts in 000s)

Forward Currency Exchange Contracts
					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain (Loss)
Bank of America	5/24/19	USD	23MXN	455	—
Bank of America	6/14/19	ZAR	16,434USD	1,135	(6)
Barclays Bank	5/24/19	USD	249EUR	219	2
Barclays Bank	7/12/19	IDR	16,511,539USD	1,147	(6)
BNP Paribas	4/15/19	ARS	10,893USD	245	1
BNP Paribas	4/15/19	USD	525ARS	22,369	20
BNP Paribas	5/24/19	USD	682EUR	600	6
BNP Paribas	5/24/19	USD	23MXN	452	—
BNP Paribas	6/7/19	CLP	781,892USD	1,151	(2)
BNP Paribas	7/10/19	ARS	46,697USD	1,034	(93)
BNP Paribas	7/12/19	USD	2,300PEN	7,638	8
Citibank	5/24/19	USD	684EUR	600	8
Deutsche Bank	4/2/19	BRL	2,218USD	599	(32)
Deutsche Bank	4/2/19	USD	569BRL	2,218	3
Deutsche Bank	4/5/19	USD	249INR	17,853	(8)
Deutsche Bank	6/14/19	USD	1,119ZAR	16,204	6
Goldman Sachs	4/5/19	INR	29,756USD	430	(1)
Goldman Sachs	7/10/19	USD	757ARS	33,735	77
HSBC Bank	5/24/19	USD	1,686EUR	1,487	10
JPMorgan Chase	4/2/19	BRL	37USD	9	—
JPMorgan Chase	4/2/19	USD	10BRL	37	—
JPMorgan Chase	4/26/19	CAD	3USD	2	—
JPMorgan Chase	5/24/19	USD	47MXN	910	—
RBC Dominion Securities	7/12/19	USD	1,127IDR	16,210,680	7
Standard Chartered	4/2/19	BRL	2,255USD	579	(3)
Standard Chartered	4/2/19	USD	582BRL	2,255	7
Standard Chartered	4/5/19	USD	166INR	11,903	(6)
Standard Chartered	5/24/19	USD	23MXN	455	—
Standard Chartered	6/4/19	BRL	2,932USD	754	(9)
State Street	5/24/19	USD	1,816EUR	1,597	16
UBS Investment Bank	4/26/19	USD	115CAD	152	1
UBS Investment Bank	5/24/19	USD	685EUR	600	8
Net unrealized gain (loss) on open forward
currency exchange contracts					14

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

Futures Contracts
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 47 U.S. Treasury Notes five year contracts	6/19	5,444$	46
Long, 114 U.S. Treasury Notes ten year contracts	6/19	14,161	195
Long, 14 Ultra U.S. Treasury Bonds contracts	6/19	2,352	96

Net payments (receipts) of variation margin to date			(385)
Variation margin receivable (payable) on open futures contracts			$(48)

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$130+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government Reserve Fund	$16,727	¤	¤ $	16,687^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $130 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,687.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$	— $	98$	6$	104
Fixed Income Securities[1]		—	310,836	—	310,836
Corporate Bonds		—	138,412	72	138,484
Short-Term Investments		16,687	952	—	17,639
Options Purchased		—	179	—	179
Total Securities		16,687	450,477	78	467,242
Forward Currency Exchange Contracts		—	180	—	180
Total		$16,687$	450,657$	78$	467,422
Liabilities
Options Written	$	— $	37$	— $	37
Swaps		—	889	—	889
Forward Currency Exchange Contracts		—	166	—	166
Futures Contracts		48	—	—	48
Total		$48$	1,092$	— $	1,140

[1] Includes Convertible Bonds, Government Bonds, Municipal Securities.

T. ROWE PRICE INSTITUTIONAL EMERGING MARKETS BOND FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000 s)	Beginning		Ending
	Balance	Gain (Loss)	Balance
	1/1/19	During Period	3/31/19
Investment in Securities
Common Stocks	$6	$–	$6

Corporate Bonds	72	–	72

Total	$78	$–	$78